Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS VARIABLE INSURANCE TRUST
Central Index Key	dei_EntityCentralIndexKey	0000815425
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 01, 2012
Document Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2012
Prospectus Date	rr_ProspectusDate	Aug. 01, 2012
Supplement Text Block	columbia_SupplementTextBlock

COLUMBIA FUNDS VARIABLE INSURANCE TRUST

COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE CAP GROWTH FUND
(the "Fund")

Supplement dated August 1, 2012 to the
Fund's prospectus dated May 1, 2012
(Replacing the supplement dated May 1, 2012)

(Columbia Variable Portfolio - Select Large Cap Growth Fund)
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative Supplement Text	columbia_SupplementTextBlock_01

Effective immediately, the following changes are hereby made to the prospectus for the Fund:

The section of the prospectus for the Fund entitled "Principal Investment Strategies" is revised by deleting the fifth paragraph of such section and replacing the third paragraph with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will not concentrate its assets in any single industry but may from time to time invest more than 25% of its assets in companies conducting business in various industries within an economic sector.

Risk Narrative Supplement Text	columbia_SupplementTextBlock_02	The section of the prospectus for the Fund entitled "Principal Risks" is revised by adding the following:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Depositary Receipts Risk - Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.